REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Asset	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Percentage of revenues excluded from ASC Topic 606	88.10%	84.90%
Contract assets	$ 0
Contract liabilities	$ 0
Number of real estate assets sold during the period | Asset	0
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 24,026	$ 25,953	$ 27,126
Bank owned life insurance	910	1,111	970
Other	2,332	3,723	2,827
Total	7,521	9,282	8,760
Service Charges on Deposit Accounts [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	8,517	11,208	12,258
Overdraft Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	5,627	7,590	8,285
Overdraft Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	873	1,515	1,567
Account Service Charges [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,017	2,103	2,406
Other Deposit Related Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,308	2,790	2,992
ATM Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,173	1,368	1,423
ATM Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	24	35	34
Other [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	769	965	941
Other [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	342	422	594
Interchange Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	11,230	10,297	9,905
Investment and Insurance Commissions [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,971	1,658	1,971
Asset Management Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,283	1,123	1,100
Transaction Based Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 688	$ 535	$ 871